Retirement Benefit Plans - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Surplus plan, not recognized	$ 99	$ 72
Defined contribution expense	52	$ 50
Defined Benefit Pension Plans
Disclosure of net defined benefit liability (asset) [line items]
Expected contribution to defined benefit pension plans for the next annual reporting period	$ 20
Weighted average duration of defined benefit obligation	15 years
Non-Pension Post- Retirement Benefit Plans
Disclosure of net defined benefit liability (asset) [line items]
Weighted average duration of defined benefit obligation	15 years